Note 16 - Employee Benefits	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 16. EMPLOYEE BENEFITS

In September 2011, the Company created a new defined contribution 401(k) plan (the “Plan”) merging the two plans originally formed prior to the merger of National and vFinance effective October 1, 2011. Under the Plan, employees can elect to defer up to 75% of eligible compensation, subject to certain limitations, by making voluntary contributions to the Plan. The Company’s contributions are made at the discretion of the Board of Directors. For the fiscal years ended September 30, 2015 and 2014 the Company made no contributions to the plan.